CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENT OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
STATEMENT OF CASH FLOWS
Net cash by used in operating activities	¥ 449,171,181	$ 70,484,763	¥ (679,234,601)		¥ 600,566,742
Loan to subsidiaries and VIE	(2,238,372,299)	(351,249,458)	(4,016,159,473)		(4,938,191,061)
Net cash provided (used in) investing activities	(2,347,593,831)	(368,388,700)	(3,704,848,130)		(3,079,780,993)
Dividend paid					(103,196,981)
Net cash provided by (used in) financing activities	1,301,311,826	204,204,222	4,490,712,113		2,711,188,159
Effect of foreign exchange rate changes	(9,373,234)	(1,470,865)	(28,409,920)		10,622,885
Net increase (decrease) in cash and cash equivalents	(606,484,058)	(95,170,583)	78,219,462		242,596,793
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	1,598,522,894	250,843,124	1,520,303,432		1,277,706,639
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	¥ 992,038,836	$ 155,672,541	1,598,522,894	$ 250,843,124	1,520,303,432
Currency exchange rate	6.3726	6.3726
Parent Company | Reportable legal entity
STATEMENT OF CASH FLOWS
Net cash by used in operating activities	¥ (8,630,238)	$ (1,354,273)	(14,708,389)		(10,004,797)
Loan to subsidiaries and VIE	4,545,040	713,216	6,818,106		(199,179,173)
Net cash provided (used in) investing activities	4,545,040	713,216	6,818,106		(199,179,173)
Contribution from shareholders	2,959,511	464,412	543,594		6,035,665
Dividend paid					(103,196,981)
Net cash provided by (used in) financing activities	2,959,511	464,412	543,594		(97,161,316)
Effect of foreign exchange rate changes	(144,484)	(22,672)	(663,453)		10,892,988
Net increase (decrease) in cash and cash equivalents	(1,270,171)	(199,317)	(8,010,142)		(295,452,298)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	6,041,648	948,066	14,051,790		309,504,088
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	¥ 4,771,477	$ 748,749	¥ 6,041,648	$ 948,066	¥ 14,051,790
Currency exchange rate			6.3726	6.3726